Investments in Associates	12 Months Ended
Dec. 31, 2024
Investments in Associates
Investments in Associates

8. Investments in Associates

In May 2021, the Company obtained an 8% share in the common stock of Yarrow. ProQR’s share in Yarrow subsequently changed to 5.1%. Although ProQR only owns 5.1% of Yarrow’s shares, the Company had significant influence over Yarrow by virtue of its right to appoint one of Yarrow’s three board members, as well as its participation in Yarrow’s policy-making process, amongst other factors. As such, the Company’s interest in Yarrow was initially recognized as an investment in associate.

In October 2023, Gerard Platenburg, Chief Scientific Officer at ProQR, ended his term on Yarrow’s board of directors. From that moment onwards, ProQR no longer had significant influence over Yarrow. Yarrow was therefore derecognized as an associate and was accounted for as a financial asset, as disclosed in Note 9.

As the carrying amount of the Company’s investment in Yarrow was € nil at December 31, 2022, ProQR did not recognize any further share of Yarrow’s loss from continuing operations for the period from January through October 2023. The results related to associates amounting to € 8,000 for 2022 consisted of ProQR's share in the loss of Yarrow.